ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]

The components of changes in accumulated other comprehensive loss for the years ended December 31, 2014 and 2013 are as follows:

	Foreign Currency Translation Adjustment	Accumulated Other Comprehensive Loss
Balance – January 1, 2013	$(77,770)	$(77,770)
Other comprehensive loss during the year	(109,584)	(109,584)
Balance – December 31, 2013	$(187,354)	$(187,354)
Other comprehensive loss during the year	(21,608)	(21,608)
Balance – December 31, 2014	$(208,962)	$(208,962)